Offerings - Offering: 1	Oct. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	44,350,000
Proposed Maximum Offering Price per Unit	69.975
Maximum Aggregate Offering Price	$ 3,103,391,250.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 269,995.04
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement covers (i) such additional number of shares of common stock, par value $0.01 per share ("Common Stock"), of Vylor Inc. (the "Company") issuable upon stock splits, stock dividends, reclassifications, recapitalizations, combinations or similar events or (ii) such reduced number of shares of Common Stock in respect of any reverse stock splits, stock dividends, reclassifications, recapitalizations, combinations or similar events, in each case with respect to the shares of Common Stock being registered pursuant to this Registration Statement. (2) Represents shares of Common Stock that may be made available for issuance under the Vylor Inc. 2026 Omnibus Incentive Plan (the "Incentive Plan"), the Vylor Inc. Retirement Savings Plan (the "RSP"), the Vylor Inc. Management Deferred Compensation Plan (the "MDCP"), and the Vylor Inc. Deferred Compensation and Stock Accumulation Plan for Directors (the "DCSAP" and, collectively with the Incentive Plan, the RSP and the MDCP, the "Plans"). Pursuant to Rule 416(c) under the securities Act, this Registration Statement also covers an indeterminate amount of plan participation interests to be offered or sold pursuant to the Plans. No additional registration fee is included for these interests. (3) Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) and Rule 457(h) under the Securities Act on the basis of the average of the high and low sales prices per share of the Common Stock on the New York Stock Exchange as reported on October 1, 2026.